Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of Reclassifications
The accompanying financial statements include reclassification from prior presentation as summarized below:

	12/31/2018 As Reported	Reclassification	12/31/2018 As Adjusted
	(In thousands)
Balance Sheet
Current assets
Cash and cash equivalents	$81,368	$(7,378)	$73,990
Restricted cash and cash equivalents	—	7,378	7,378
Total current assets	119,097	—	119,097
Total assets	$156,039	$—	$156,039

Schedule of Property, Plant, and Equipment
The estimated useful lives of property and equipment are principally as follows:

Asset	Useful Life
Buildings	39 years
Leasehold Improvements	Shorter of the estimated useful life or lease term
Aircraft	20 years
Machinery & equipment	5 to 7 years
IT software and equipment	3 to 5 years
As of March 31, 2020, December 31, 2019 and 2018, property, plant, and equipment, net consists of the following :

	As of March 31,	As of December 31,
	2020	2019	2018
	(Unaudited)
	(In thousands)
Buildings	$9,142	$9,142	$9,142
Leasehold improvements	23,762	20,048	16,570
Aircraft	320	320	320
Machinery and equipment	34,000	33,608	22,114
IT software and equipment	17,282	17,151	13,602
Construction in progress	4,564	3,674	620
	89,070	83,943	62,368
Less accumulated depreciation and amortization	(36,688)	(34,610)	(28,154)
Property, plant, and equipment, net	$52,382	$49,333	$34,214

Schedule of Fair Value of Assets Measured on Recurring Basis	The following tables summarize the fair value of assets that are recorded in the Company’s Consolidated Balance Sheets as of March 31, 2020, December 31, 2019 and December 31, 2018 at fair value on a recurring basis:

Fair Value Measurements as of March 31, 2020
	Level 1	Level 2	Level 3
	(Unaudited and in thousands)
Assets
Money Market	$112,922	$—	$—
Certificate of deposit	43,773	—	—
Cash Equivalents	249,825	$—	$—
Total assets at fair value	$406,520	$—	$—

Fair Value Measurements as of December 31, 2019
	Level 1	Level 2	Level 3
	(In thousands)
Assets
Money Market	$423,149	$—	$—
Certificate of deposit	42,630	—	—
Total assets at fair value	$465,779	$—	$—

Fair Value of Measurements as of December 31, 2018
	Level 1	Level 2	Level 3
	(In thousands)
Assets
Money Market	$22,908	$—	$—
Certificate of deposit	24,277	—	—
Total asset at fair value	$47,185	$—	$—